Variable interest entities - Schedule of Maximum Exposure to Loss in VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Abstract]
Carrying value of debt and equity investments	$ 112,193	$ 120,677